Acquisitions and Divestitures - Acquisition of Yahoo! Inc.'s Operating Business (Details) - USD ($) $ in Millions			1 Months Ended			12 Months Ended
	Dec. 31, 2017	Jun. 13, 2017	Jun. 30, 2017	Feb. 28, 2017	Jul. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Acquisition and integration related charges (Note 2)						$ 884	$ 0	$ 0
Yahoo! Inc.
Business Acquisition [Line Items]
Business acquisition, purchase price in cash	$ 4,673	$ 4,723		$ 4,480	$ 4,830
Purchase price reduction due to Purchase Agreement Amendment				$ (350)
Post-closing liabilities arising from data breach percent retained				50.00%
Post-closing liabilities arising from shareholders percent retained				100.00%
Business acquisition merger consideration	$ 4,711	4,761	$ 4,700
Cash acquired		200
Acquisition and integration related charges (Note 2)						800
Acquisition related severance costs						500
Acquisition related transaction costs						100
Acquisition related integration costs						$ 200
Equity Awards | Yahoo! Inc.
Business Acquisition [Line Items]
Outstanding restricted stock units to be awarded to employees who transferred from yahoo		$ 1,000